INCOME TAXES (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2018	Dec. 31, 2020	Dec. 31, 2019	Apr. 15, 2021
Income Taxes
Effective tax rate	30.30%	25.20%	(77.90%)	16.60%	23.50%
Percentage of cash savings	85.00%
Percentage of cash savings retained	15.00%
Income Tax Receivable Agreement	$ 115,200
Subsequent Event
Income Taxes
Grants receivable under Payroll Support Program PSP3						$ 34,547